COMMITMENTS AND CONTINGENCIES - Operating Leasing (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 1,636,550	$ 1,006,169
Not later than one year [member]
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	234,510	246,373
Later than one year and not later than five years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	778,015	526,557
Later than five years [member]
Disclosure Of Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 624,025	$ 233,239